Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	May. 31, 2015 [1]	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May. 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May. 31, 2015 [2]	May. 25, 2014	May. 26, 2013
Condensed Financial Statements [Line Items]
Sales	$ 1,878.3	$ 1,730.9	$ 1,559.0	$ 1,595.8	$ 1,650.1	$ 1,618.5	$ 1,485.6	$ 1,531.5	$ 6,764.0	$ 6,285.6	$ 5,921.0
(Loss) earnings before income taxes	126.5	147.1	(54.6)	(43.7)	33.9	89.1	1.8	49.8	175.3	174.6	274.0
(Loss) earnings from continuing operations	118.1	128.4	(30.8)	(19.3)	48.4	86.6	6.0	42.2	196.4	183.2	237.3
(Loss) earnings from discontinued operations, net of tax	(12.8)	5.4	(2.0)	522.5	38.1	23.1	13.8	28.0	513.1	103.0	174.6
Net earnings	$ 105.3	$ 133.8	$ (32.8)	$ 503.2	$ 86.5	$ 109.7	$ 19.8	$ 70.2	$ 709.5	$ 286.2	$ 411.9
Basic net earnings per share:
(Loss) earnings from continuing operations, basic (in dollars per share)	$ 0.94	$ 1.03	$ (0.24)	$ (0.14)	$ 0.37	$ 0.66	$ 0.05	$ 0.32	$ 1.54	$ 1.40	$ 1.84
(Loss) earnings from discontinued operations, basic (in dollars per share)	(0.11)	0.04	(0.02)	3.95	0.29	0.18	0.10	0.22	4.02	0.78	1.35
Net (loss) earnings, basic (in dollars per share)	0.83	1.07	(0.26)	3.81	0.66	0.84	0.15	0.54	5.56	2.18	3.19
Diluted net earnings per share:
(Loss) earnings from continuing operations, diluted (in dollars per share)	0.92	1.01	(0.24)	(0.14)	0.36	0.65	0.05	0.32	1.51	1.38	1.80
(Loss) earnings from discontinued operations, diluted (in dollars per share)	(0.10)	0.04	(0.02)	3.95	0.29	0.17	0.10	0.21	3.96	0.77	1.33
Net (loss) earnings, diluted (in dollars per share)	0.82	1.05	(0.26)	3.81	0.65	0.82	0.15	0.53	5.47	2.15	$ 3.13
Dividends paid per share (dollars per share)	0.55	0.55	0.55	0.55	0.55	0.55	0.55	0.55	2.2	2.2
Maximum
Stock price:
Stock price (dollars per share)	70.38	62.65	56.85	51.21	52.5	54.89	53.99	55.25	70.38	55.25
Minimum
Stock price:
Stock price (dollars per share)	$ 61.31	$ 54.96	$ 46.7	$ 43.56	$ 47.83	$ 47.05	$ 44.78	$ 46.62	$ 43.56	$ 44.78

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.